Other short-term borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity	$ 20,000	$ 400,000
Others	1,200	1,200
Total other short-term borrowings	$ 21,200	$ 401,200